Accrued expenses, accounts payable and other liabilities (Details) ¥ in Millions, $ in Millions	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Current:
Accrued cost of revenue and sales and marketing expenses		¥ 20,165	¥ 8,328
Accrued bonus and staff costs, including sales commission		8,249	8,210
Accruals for purchases of property and equipment		2,554	1,248
Other deposits and advances received in relation to services on e-commerce marketplaces		3,023	2,021
Amounts due to related companies		2,167	1,456
Contingent and deferred consideration in relation to investments and acquisitions		2,311	322
Payable to third party marketing affiliates		1,566	1,051
Other taxes payable		1,549	943
Accrued donations		880	549
Accrued professional services expenses		709	603
Accrual for interest expense		445	571
Unvested share options exercised		146	321
Liabilities arising from treasury management activities		78	539
Others		3,344	1,172
Current accrued expenses, accounts payable and other liabilities	$ 6,855	47,186	27,334
Non-current:
Contingent and deferred consideration in relation to investments and acquisitions		630	1,851
Others		660	315
Other liabilities	$ 188	¥ 1,290	¥ 2,166